Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Summary of components of (loss) income before income taxes

	Year Ended December 31,
Dollars in thousands	2020	2019	2018
U.S. operations	$(94,707)	$(14,823)	$80,908

Summary of components of income tax (benefit) expense

	Year Ended December 31,
Dollars in thousands	2020	2019	2018
Current:
U.S. Federal	$(491)	$11,653	$27,741
State and local	711	4,209	7,955
Total current	$220	$15,862	$35,696
Deferred:
U.S. Federal	(21,489)	(19,467)	(14,496)
State and local	(3,935)	(3,651)	(1,745)
Total deferred	$(25,424)	$(23,118)	$(16,241)
Total income tax (benefit) expense	$(25,204)	$(7,256)	$19,455

Summary of income tax expense differs from the amount that would result by applying the U.S. statutory rate to income before income taxes

	Year Ended December 31,
	2020	2019	2018
U.S Federal tax expense at statutory rates	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.8%	8.7%	4.6%
Valuation allowance	(0.2)%	(6.8)%	0.1%
Federal research & development credit	2.0%	7.4%	(0.7)%
Uncertain tax benefit on federal research and development credit	(0.5)%	(3.7)%	0.6%
Release of uncertain tax benefits	0.2%	22.1%	(2.2)%
Other	0.4%	0.2%	0.7%
Effective tax rate	26.6%	48.9%	24.0%

Summary of aggregate changes in the balance of unrecognized tax benefits

	Year Ended December 31,
Dollars in thousands	2020	2019	2018
Balance, beginning of the period	$1,935	$4,558	$5,894
Additions based on tax positions related to the current year	250	150	150
Additions for tax positions related to prior years	215	509	321
Deductions for tax positions related to prior years	(187)	(1,945)	(1,807)
Deductions for tax positions effectively settled	—	(1,337)	—
Balance, end of period	$2,213	$1,935	$4,558

Summary of significant components of the Company's deferred tax assets and liabilities

	December 31,
	2020	2019
Deferred tax assets:
Credit carryforwards	$1,117	$1,124
Accrued liabilities and allowances	1,388	614
Compensation accruals	2,750	2,966
Asset retirement obligation liability	1,994	2,257
Deferred revenue	2,237	2,682
Hedge liability	1,200	1,315
Other	253	46
Gross deferred tax assets	10,939	11,004
Less: Valuation Allowance	(1,039)	(851)
Total deferred tax assets	$9,900	$10,153
Deferred tax liabilities:
Property and equipment	(14,172)	(23,250)
Product costs	(3,905)	(7,107)
Prepaid expenses	(284)	(241)
Intangible assets	(30,965)	(44,819)
Goodwill	(1,745)	(1,331)
Total deferred tax liabilities	$(51,071)	$(76,748)
Net deferred tax liabilities	$(41,171)	$(66,595)

Summary of state tax credits before valuation allowances and related expiration periods

	December 31, 2020
Dollars in thousands	Amount	Expiration
State tax credits:
Illinois state tax credits	$1,117	2021 – 2025
Total U.S. state tax credits	$1,117